Group Subsidiaries - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Subsidiary or Equity Method Investee [Line Items]
Total assets	$ 1,832,751	$ 1,853,887
Total liabilities	877,641	890,674
Variable Interest Entity, Primary Beneficiary [Member]
Subsidiary or Equity Method Investee [Line Items]
Total assets	125,300	132,200
Total liabilities	$ 36,600	$ 54,400